RESTATEMENT OF PRIOR FINANCIAL STATEMENTS (Policies)	12 Months Ended
Dec. 31, 2015
RESTATEMENT OF PRIOR FINANCIAL STATEMENTS [Abstract]
EOL Leases
EOL Leases

Under EOL Leases, the lessee is obligated to comply with certain return conditions which require the lessee to perform lease end maintenance work or make cash compensation payments at the end of the lease to bring the aircraft into a specified maintenance condition.

Maintenance right assets in EOL Leases represent the difference in value between the contractual right to receive an aircraft in an improved maintenance condition as compared to the maintenance condition on the acquisition date. Maintenance right liabilities exist in EOL Leases if, on the acquisition date, the maintenance condition of the aircraft is greater than the contractual return condition in the lease and the Company is required to pay the lessee in cash for the improved maintenance condition. Maintenance right assets, net are recorded as a separate line item on the Company's balance sheet.

When the Company has recorded maintenance right assets with respect to EOL Leases, the following accounting scenarios exist: (i) the aircraft is returned at lease expiry in the contractually specified maintenance condition without any cash payment to the Company by the lessee, the maintenance right asset is relieved and an aircraft improvement is recorded to the extent the improvement is substantiated and deemed to meet the Company's capitalization policy; (ii) the lessee pays the Company cash compensation at lease expiry in excess of the value of the maintenance right asset, the maintenance right asset is relieved and any excess is recognized as end of lease income consistent with the Company's existing policy; or (iii) the lessee pays the Company cash compensation at lease expiry that is less than the value of the maintenance right asset, the cash is applied to the maintenance right asset and the balance of such asset is relieved and recorded as an aircraft improvement to the extent the improvement is substantiated and meets the Company's capitalization policy. Any aircraft improvement will be depreciated over a period to the next scheduled maintenance event in accordance with the Company's policy with respect to major maintenance.

When the Company has recorded maintenance right liabilities with respect to EOL Leases, the following accounting scenarios exist: (i) the aircraft is returned at lease expiry in the contractually specified maintenance condition without any cash payment by the Company to the lessee, the maintenance right liability is relieved and end of lease income is recognized; (ii) the Company pays the lessee cash compensation at lease expiry of less than the value of the maintenance right liability, the maintenance right liability is relieved and any difference is recognized as end of lease income; or (iii) the Company pays the lessee cash compensation at lease expiry in excess of the value of the maintenance right liability, the maintenance right liability is relieved and the excess amount is recorded as an aircraft improvement.

MR Leases
MR Leases

Under MR Leases, the lessee is required to make periodic payments to the Company for maintenance based upon usage of the aircraft. When qualified major maintenance is performed during the lease term, the Company is required to reimburse the lessee for the costs associated with such maintenance. At the end of lease, the Company is entitled to retain any cash receipts in excess of the required reimbursements to the lessee.

Maintenance right assets in MR Leases represent the right to receive an aircraft in an improved condition relative to the actual condition on the acquisition date. The aircraft is improved by the performance of qualified major maintenance paid for by the lessee who is reimbursed by the Company from the periodic maintenance payments that it receives. Maintenance right assets, net will be recorded as a separate line item on the Company's balance sheet.

When the Company has recorded maintenance right assets with respect to MR Leases, the following accounting scenarios exist: (i) the aircraft is returned at lease expiry and no qualified major maintenance has been performed by the lessee since the acquisition date, the maintenance right asset is offset by the amount of the associated maintenance payment liability and any excess is recorded as end of lease income, which is consistent with the Company's existing policy; or (ii) the Company has reimbursed the lessee for the performance of qualified major maintenance, the maintenance right asset is relieved and an aircraft improvement is recorded.

Under MR Leases, the Company does not record a maintenance right liability because it has no obligation to make payments to the lessee, beyond reimbursement of maintenance payment liabilities or payment of lease incentive obligations, which are already recorded in the Company's financial statements.

Reclassifications
Certain amounts in the prior period consolidated financial statements have been reclassified to conform to the current period presentation. Such reclassification has had no impact on consolidated net income or shareholders' equity.